ACQUISITIONS (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Jul. 26, 2010	Dec. 31, 2010	Nov. 18, 2011 Grayd	Jan. 23, 2011 Grayd	Dec. 31, 2011 Grayd	Dec. 31, 2010 Grayd	Dec. 20, 2011 Summit Gold Project	Jul. 06, 2010 Meliadine Mine Project	Sep. 30, 2010 Meliadine Mine Project	Dec. 31, 2010 Meliadine Mine Project	Dec. 31, 2009 Meliadine Mine Project	Apr. 01, 2010 Meliadine Mine Project
Business acquisition details
Percentage of outstanding shares acquired			94.77%				100.00%
Percentage of net smelter return the Company has to pay in royalties							2.00%
Shares issued for acquisition of mining property	15,000		1,250,477	68,941				10,210,848
Number of Agnico-Eagle common shares Comaplex shareholders received for each Comaplex share held												0.1576
Number of Geomark shares Comaplex shareholders other than Agnico-Eagle and Performa received for each Comaplex share held												1
Percentage of outstanding shares (fully diluted) of Comaplex held by Perfora prior to the acquisition												17.30%
Percentage of outstanding shares (fully diluted) of Comaplex held by Agnico-Eagle prior to the acquisition												12.30%
Transaction costs associated with the acquisition			$ 3,800,000					$ 7,000,000
Total purchase price:
Comaplex shares previously purchased								88,683,000
Maximum cash payable to total consideration			165,954,000	9,300,000			8,500,000
Newly issued Agnico-Eagle shares value			56,146,000					578,955,000
Total purchase price to allocate			222,100,000	11,800,000				667,638,000
Fair value of assets acquired:
Property			282,000,000					642,610,000
Goodwill			29,215,000					200,064,000
Cash and cash equivalents			2,907,000
Trade receivables			469,000
Other current assets			1,700,000
Supplies								542,000
Equipment			56,000					2,381,000
Accounts payable and accrued liabilities			(9,767,000)
Asset retirement obligation								(3,400,000)
Deferred tax liability			(72,229,000)					(174,559,000)
Non-controlling interest			(12,251,000)
Net assets acquired			222,100,000					667,638,000
Cost base of Comaplex shares previously purchased								24,100,000
Non-cash gain on acquisition of Comaplex		64,508,000							64,500,000
Pro forma results of operations
Pro forma net income (loss) attributed to common shareholders					$ (582,762,000)	$ 324,708,000				$ 331,516,000	$ 85,371,000
Pro forma net income (loss) per share-basic (in dollars per share)					$ (3.42)	$ 1.98				$ 2.04	$ 0.55